Earnings Per Share Information	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share Information

NOTE 20. EARNINGS PER SHARE INFORMATION

	2014		2013		2012
(In millions; per-share amounts in dollars)	Diluted	Basic	Diluted	Basic	Diluted	Basic

Amounts attributable to the Company:
Consolidated
Earnings from continuing operations attributable to
common shareowners for per-share calculation(a)(b)	$14,323	$14,322	$13,423	$13,435	$13,797	$13,796
Earnings (loss) from discontinued operations
for per-share calculation(a)(b)	891	891	(406)	(394)	(173)	(173)
Net earnings attributable to GE common
shareowners for per-share calculation(a)(b)	$15,213	$15,212	$13,028	$13,040	$13,622	$13,622

Average equivalent shares
Shares of GE common stock outstanding	10,045	10,045	10,222	10,222	10,523	10,523
Employee compensation-related shares (including
stock options) and warrants	78	-	67	-	41	-
Total average equivalent shares	10,123	10,045	10,289	10,222	10,564	10,523

Per-share amounts
Earnings from continuing operations	$1.41	$1.43	$1.30	$1.31	$1.31	$1.31
Earnings (loss) from discontinued operations	0.09	0.09	(0.04)	(0.04)	(0.02)	(0.02)
Net earnings	1.50	1.51	1.27	1.28	1.29	1.29

Our unvested restricted stock unit awards that contain non-forfeitable rights to dividends or dividend equivalents are considered participating securities and, therefore, are included in the computation of earnings per share pursuant to the two-class method. Application of this treatment has an insignificant effect.

  Included an insignificant amount of dividend equivalents in each of the three years presented.
  Included in 2013 is a dilutive adjustment for the change in income for forward purchase contracts that may be settled in stock.

For the years ended December 31, 2014, 2013 and 2012, there were approximately 98 million, 121 million and 292 million, respectively, of outstanding stock awards that were not included in the computation of diluted earnings per share because their effect was antidilutive.

Earnings-per-share amounts are computed independently for earnings from continuing operations, earnings (loss) from discontinued operations and net earnings. As a result, the sum of per-share amounts from continuing operations and discontinued operations may not equal the total per-share amounts for net earnings.